Significant Accounting Policies - Estimated Useful Lives Used in Computing Amortization (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible asset	5 years	5 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible asset	8 years	8 years
Proprietary Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible asset	8 years	8 years
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible asset	5 years	5 years